Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012 D
Significant Accounting Policies 1	45
Significant Accounting Policies 2	$ 600,000
Significant Accounting Policies 3	100,000
Significant Accounting Policies 4	700,000
Significant Accounting Policies 5	200,000
Significant Accounting Policies 6	500,000
Significant Accounting Policies 7	4,000,000
Significant Accounting Policies 8	1,000,000
Significant Accounting Policies 9	23,500,000
Significant Accounting Policies 10	1,000,000
Significant Accounting Policies 11	923,000
Significant Accounting Policies 12	53,000
Significant Accounting Policies 13	0
Significant Accounting Policies 14	1,282,000
Significant Accounting Policies 15	$ 1,000,000
Significant Accounting Policies 16	50.00%